Other assets	12 Months Ended
Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Other assets
10. Other assets

	December 31, 2019	December 31, 2018

Long-term value added tax and other taxes recoverable	$13,749	$6,668
Prepaid forestry fees	3,222	3,175
Prepaid loan costs (note 16(b))	2,865	749
Other assets	3,107	—
	$22,943	$10,592